Parent Only Financial Information (Condensed Statements of Financial Condition) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Assets
Cash and cash equivalents	$ 1,841	$ 4,304	$ 3,434
Loans receivable, net of allowance for loan losses of $967 and $1,200, respectively	201,462	178,796
Other assets	4,484	2,998
Total assets	264,666	253,776
Liabilities and Stockholders' Equity [Abstract]
Other liabilities	1,218	1,624
Stockholders' equity	21,958	22,215	21,756
Total liabilities and stockholders' equity	264,666	253,776
Parent Company [Member]
Assets
Cash and cash equivalents	337	356	81
Investment in Bank	19,575	19,339
Loans receivable, net of allowance for loan losses of $967 and $1,200, respectively	641	735
ESOP loan receivable	1,530	1,549
Other assets	244	270
Total assets	22,327	22,249
Liabilities and Stockholders' Equity [Abstract]
Other liabilities	369	34
Stockholders' equity	21,958	22,215
Total liabilities and stockholders' equity	$ 22,327	$ 22,249